Fair Value Measurements (Details Textual) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value measurements (Textuals)
Issuance of series A warrants and placement agent warrants shares	2,397,631	2,397,631
Fair Value, Measurements, Recurring [Member]
Fair Value measurements (Textuals)
Issuance of series A warrants and placement agent warrants shares	34,723	34,723
Antidilution of warrants expired	34,723